Sales Revenues - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statements [Line Items]
Financial service revenues	¥ 3,447,195	¥ 2,786,679	¥ 2,306,079
Contract with customer liability reclassified to revenue	577,917	529,016
Insurance revenues [Member]
Statements [Line Items]
Unsatisfied performance obligations	433,218	352,239
Insurance revenues [Member] | Not later than one year [Member]
Statements [Line Items]
Unsatisfied performance obligations	125,303	101,392
Insurance revenues [Member] | Later than one year [member]
Statements [Line Items]
Unsatisfied performance obligations	307,914	250,847
Contracts with the customers [Member]
Statements [Line Items]
Financial service revenues	¥ 187,035	166,220	¥ 138,718
Bottom of range [Member] | Insurance revenues [Member]
Statements [Line Items]
Contract period	3 months
Bottom of range [Member] | Maintenance revenues [Member]
Statements [Line Items]
Contract period	18 months
Top of range [Member] | Insurance revenues [Member]
Statements [Line Items]
Contract period	120 months
Top of range [Member] | Maintenance revenues [Member]
Statements [Line Items]
Contract period	84 months
Performance obligations related to contracts [Member]
Statements [Line Items]
Unsatisfied performance obligations	¥ 1,038,630	¥ 834,624